RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details)	Jun. 30, 2026
ABio-X Holdings, Inc. | C-Bridge V Investment Holding Limited
Related Party Transaction [Line Items]
Ownership percentage	15.00%